Fair value measurements - Increases and Decreases of Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis Unrealized and Realized Gain/Losses Included in Revenue (Detail) (Recurring, Level 3 [Member], JPY ¥)
In Billions, unless otherwise specified
	3 Months Ended				6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013
Assets [Abstract]
Assets, beginning balance	¥ 355		¥ 501		¥ 368		¥ 519
Total gains (losses) recognized in net revenue, Assets	(18)	[1]	(18)	[1]	(26)	[1]	(12)	[1]
Total gains (losses) recognized in other comprehensive income, Assets	(1)		0		(1)		0
Purchases/ issues, Assets	83	[2]	282	[2]	263	[2]	456	[2]
Sales/ redemptions, Assets	(83)	[2]	(370)	[2]	(268)	[2]	(541)	[2]
Settlements, Assets	(13)		23		(1)		49
Foreign exchange movements, Assets	13		2		11		8
Transfers into Level 3, Assets	11	[3]	27	[3]	28	[3]	29	[3]
Transfers out of Level 3, Assets	(54)	[3]	(31)	[3]	(81)	[3]	(92)	[3]
Assets, ending balance	293		416		293		416
Liabilities [Abstract]
Liabilities beginning balance	467		206		398		227
Total gains (losses) recognized in net revenue, Liabilities	(47)	[1]	13	[1]	(54)	[1]	43	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	111	[2]	146	[2]	208	[2]	252	[2]
Sales/ redemptions, Liabilities	(190)	[2]	(112)	[2]	(238)	[2]	(182)	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	4		0		4		1
Transfers into Level 3, Liabilities	10	[3]	2	[3]	32	[3]	4	[3]
Transfers out of Level 3, Liabilities	(6)	[3]	(15)	[3]	(15)	[3]	(45)	[3]
Liabilities ending balance	443		214		443		214
Trading assets and private equity investments [Member]
Assets [Abstract]
Assets, beginning balance	295		438		301		479
Total gains (losses) recognized in net revenue, Assets	(1)	[1]	12	[1]	7	[1]	14	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	83	[2]	282	[2]	261	[2]	454	[2]
Sales/ redemptions, Assets	(82)	[2]	(367)	[2]	(264)	[2]	(536)	[2]
Settlements, Assets
Foreign exchange movements, Assets	11		2		9		8
Transfers into Level 3, Assets	12	[3]	24	[3]	31	[3]	29	[3]
Transfers out of Level 3, Assets	(54)	[3]	(31)	[3]	(81)	[3]	(88)	[3]
Assets, ending balance	264		360		264		360
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Assets, beginning balance	40		128		68		129
Total gains (losses) recognized in net revenue, Assets	0	[1]	3	[1]	1	[1]	4	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	9	[2]	8	[2]	14	[2]	9	[2]
Sales/ redemptions, Assets	(7)	[2]	(39)	[2]	(36)	[2]	(46)	[2]
Settlements, Assets
Foreign exchange movements, Assets	2		0		1		3
Transfers into Level 3, Assets	1	[3]	2	[3]	2	[3]	3	[3]
Transfers out of Level 3, Assets	(3)	[3]	0	[3]	(8)	[3]	0	[3]
Assets, ending balance	42		102		42		102
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Assets, beginning balance	44		88		42		87
Total gains (losses) recognized in net revenue, Assets	0	[1]	0	[1]	(1)	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	1	[2]	0	[2]	4	[2]	0	[2]
Sales/ redemptions, Assets	(1)	[2]	(6)	[2]	(1)	[2]	(7)	[2]
Settlements, Assets
Foreign exchange movements, Assets	1		2		1		4
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Assets, ending balance	45		84		45		84
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Assets, beginning balance			0				0
Total gains (losses) recognized in net revenue, Assets	0	[1]			0	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	0	[2]			0	[2]
Sales/ redemptions, Assets	0	[2]			0	[2]
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets
Transfers out of Level 3, Assets			0	[3]			0	[3]
Assets, ending balance	0				0
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Assets, beginning balance	32		38		26		91
Total gains (losses) recognized in net revenue, Assets	1	[1]	8	[1]	7	[1]	10	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	26	[2]	188	[2]	122	[2]	305	[2]
Sales/ redemptions, Assets	(26)	[2]	(199)	[2]	(122)	[2]	(322)	[2]
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	0	[3]	8	[3]	5	[3]	8	[3]
Transfers out of Level 3, Assets	(22)	[3]	(16)	[3]	(27)	[3]	(65)	[3]
Assets, ending balance	11		27		11		27
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Assets, beginning balance	118		78		116		69
Total gains (losses) recognized in net revenue, Assets	(1)	[1]	1	[1]	2	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	31	[2]	79	[2]	78	[2]	116	[2]
Sales/ redemptions, Assets	(18)	[2]	(54)	[2]	(61)	[2]	(78)	[2]
Settlements, Assets
Foreign exchange movements, Assets	6		0		5		1
Transfers into Level 3, Assets	3	[3]	12	[3]	11	[3]	13	[3]
Transfers out of Level 3, Assets	(24)	[3]	(15)	[3]	(36)	[3]	(20)	[3]
Assets, ending balance	115		101		115		101
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Assets, beginning balance	5		7		3		6
Total gains (losses) recognized in net revenue, Assets	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	3	[2]	1	[2]	6	[2]	4	[2]
Sales/ redemptions, Assets	(5)	[2]	(2)	[2]	(8)	[2]	(5)	[2]
Settlements, Assets
Foreign exchange movements, Assets			0				0
Transfers into Level 3, Assets			1	[3]	2	[3]	2	[3]
Transfers out of Level 3, Assets			0	[3]	0	[3]	0	[3]
Assets, ending balance	3		7		3		7
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Assets, beginning balance	3		3		3		4
Total gains (losses) recognized in net revenue, Assets	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	0	[2]	0	[2]	0	[2]	0	[2]
Sales/ redemptions, Assets	(2)	[2]	0	[2]	(3)	[2]	0	[2]
Settlements, Assets
Foreign exchange movements, Assets			0				0
Transfers into Level 3, Assets			0	[3]	2	[3]	1	[3]
Transfers out of Level 3, Assets			0	[3]	(1)	[3]	(2)	[3]
Assets, ending balance	1		3		1		3
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Assets, beginning balance	2		66		0		68
Total gains (losses) recognized in net revenue, Assets	0	[1]	1	[1]	0	[1]	1	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets			0	[2]	2	[2]	0	[2]
Sales/ redemptions, Assets	0	[2]	(62)	[2]	0	[2]	(64)	[2]
Settlements, Assets
Foreign exchange movements, Assets	0		0		0		0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets	(2)	[3]			(2)	[3]
Assets, ending balance	0		5		0		5
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Assets, beginning balance	23		16		13		12
Total gains (losses) recognized in net revenue, Assets	(2)	[1]	(1)	[1]	(3)	[1]	(1)	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	13	[2]	1	[2]	34	[2]	9	[2]
Sales/ redemptions, Assets	(12)	[2]	(4)	[2]	(22)	[2]	(9)	[2]
Settlements, Assets
Foreign exchange movements, Assets	2		0		2		0
Transfers into Level 3, Assets	8	[3]	1	[3]	9	[3]	2	[3]
Transfers out of Level 3, Assets	(3)	[3]	0	[3]	(4)	[3]	0	[3]
Assets, ending balance	29		13		29		13
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Assets, beginning balance	28		14		30		13
Total gains (losses) recognized in net revenue, Assets	1	[1]	0	[1]	1	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	0	[2]	5	[2]	1	[2]	11	[2]
Sales/ redemptions, Assets	(11)	[2]	(1)	[2]	(11)	[2]	(5)	[2]
Settlements, Assets
Foreign exchange movements, Assets	0		0		0		0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets	0	[3]			(3)	[3]	(1)	[3]
Assets, ending balance	18		18		18		18
Derivatives, net [Member]
Assets [Abstract]
Assets, beginning balance	(24)		(3)		(18)		(27)
Total gains (losses) recognized in net revenue, Assets	(16)	[1]	(33)	[1]	(32)	[1]	(29)	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	(13)		23		(1)		49
Foreign exchange movements, Assets	0		0		0		0
Transfers into Level 3, Assets	(1)	[3]	3	[3]	(3)	[3]	0	[3]
Transfers out of Level 3, Assets	0	[3]	0	[3]	0	[3]	(3)	[3]
Assets, ending balance	(54)		(10)		(54)		(10)
Equity contracts [Member]
Assets [Abstract]
Assets, beginning balance	4	[4]	12	[4]	11	[4]	5	[4]
Total gains (losses) recognized in net revenue, Assets	(2)	[1],[4]	(18)	[1],[4]	(6)	[1],[4]	(7)	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	(9)	[4]	14	[4]	(12)	[4]	18	[4]
Foreign exchange movements, Assets	0	[4]	0	[4]	0	[4]	0	[4]
Transfers into Level 3, Assets	(1)	[3],[4]	7	[3],[4]	(2)	[3],[4]	4	[3],[4]
Transfers out of Level 3, Assets	0	[3],[4]	(1)	[3],[4]	1	[3],[4]	(6)	[3],[4]
Assets, ending balance	(8)	[4]	14	[4]	(8)	[4]	14	[4]
Interest rate contracts [Member]
Assets [Abstract]
Assets, beginning balance	(40)	[4]	(52)	[4]	(39)	[4]	(54)	[4]
Total gains (losses) recognized in net revenue, Assets	(7)	[1],[4]	(7)	[1],[4]	(20)	[1],[4]	(16)	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	(5)	[4]	6	[4]	8	[4]	18	[4]
Foreign exchange movements, Assets	0	[4]	0	[4]	0	[4]	(1)	[4]
Transfers into Level 3, Assets	(1)	[3],[4]	(1)	[3],[4]	(1)	[3],[4]	(3)	[3],[4]
Transfers out of Level 3, Assets	1	[3],[4]	1	[3],[4]	0	[3],[4]	3	[3],[4]
Assets, ending balance	(52)	[4]	(53)	[4]	(52)	[4]	(53)	[4]
Credit contracts [Member]
Assets [Abstract]
Assets, beginning balance	5	[4]	35	[4]	5	[4]	25	[4]
Total gains (losses) recognized in net revenue, Assets	(4)	[1],[4]	(4)	[1],[4]	(5)	[1],[4]	(2)	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	3	[4]	0	[4]	5	[4]	6	[4]
Foreign exchange movements, Assets	0	[4]	0	[4]	0	[4]	1	[4]
Transfers into Level 3, Assets	1	[3],[4]	(2)	[3],[4]	0	[3],[4]	(1)	[3],[4]
Transfers out of Level 3, Assets	(1)	[3],[4]	0	[3],[4]	(1)	[3],[4]	0	[3],[4]
Assets, ending balance	4	[4]	29	[4]	4	[4]	29	[4]
Foreign exchange contracts [Member]
Assets [Abstract]
Assets, beginning balance	7	[4]	2	[4]	5	[4]	(3)	[4]
Total gains (losses) recognized in net revenue, Assets	(3)	[1],[4]	(4)	[1],[4]	(1)	[1],[4]	(4)	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	(2)	[4]	3	[4]	(2)	[4]	7	[4]
Foreign exchange movements, Assets	0	[4]	0	[4]	0	[4]	0	[4]
Transfers into Level 3, Assets			(1)	[3],[4]	0	[3],[4]	0	[3],[4]
Transfers out of Level 3, Assets	0	[3],[4]	0	[3],[4]	0	[3],[4]	0	[3],[4]
Assets, ending balance	2	[4]	0	[4]	2	[4]	0	[4]
Commodity contracts [Member]
Assets [Abstract]
Assets, beginning balance	0	[4]	0	[4]	0	[4]	0	[4]
Total gains (losses) recognized in net revenue, Assets	0	[1],[4]	0	[1],[4]	0	[1],[4]	0	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	0	[4]	0	[4]	0	[4]	0	[4]
Foreign exchange movements, Assets	0	[4]	0	[4]	0	[4]	0	[4]
Transfers into Level 3, Assets							0	[3],[4]
Transfers out of Level 3, Assets
Assets, ending balance	0	[4]	0	[4]	0	[4]	0	[4]
Subtotal [Member]
Assets [Abstract]
Assets, beginning balance	271		435		283		452
Total gains (losses) recognized in net revenue, Assets	(17)	[1]	(21)	[1]	(25)	[1]	(15)	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	83	[2]	282	[2]	261	[2]	454	[2]
Sales/ redemptions, Assets	(82)	[2]	(367)	[2]	(264)	[2]	(536)	[2]
Settlements, Assets	(13)		23		(1)		49
Foreign exchange movements, Assets	11		2		9		8
Transfers into Level 3, Assets	11	[3]	27	[3]	28	[3]	29	[3]
Transfers out of Level 3, Assets	(54)	[3]	(31)	[3]	(81)	[3]	(91)	[3]
Assets, ending balance	210		350		210		350
Loans and receivables [Member]
Assets [Abstract]
Assets, beginning balance	26		3		26		3
Total gains (losses) recognized in net revenue, Assets	(1)	[1]	0	[1]	(1)	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets							1	[2]
Sales/ redemptions, Assets	0	[2]	(1)	[2]	0	[2]	(2)	[2]
Settlements, Assets
Foreign exchange movements, Assets	2		0		2		0
Transfers into Level 3, Assets							0	[3]
Transfers out of Level 3, Assets
Assets, ending balance	27		2		27		2
Non-trading debt securities [Member]
Assets [Abstract]
Assets, beginning balance	0		4		3		4
Total gains (losses) recognized in net revenue, Assets	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Assets			0		0		0
Purchases/ issues, Assets
Sales/ redemptions, Assets	0	[2]			(3)	[2]
Settlements, Assets
Foreign exchange movements, Assets	0		0		0		0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Assets, ending balance	0		4		0		4
Other [Member]
Assets [Abstract]
Assets, beginning balance	58		59		56		60
Total gains (losses) recognized in net revenue, Assets	0	[1]	3	[1]	0	[1]	3	[1]
Total gains (losses) recognized in other comprehensive income, Assets	(1)		0		(1)		0
Purchases/ issues, Assets	0	[2]	0	[2]	2	[2]	1	[2]
Sales/ redemptions, Assets	(1)	[2]	(2)	[2]	(1)	[2]	(3)	[2]
Settlements, Assets
Foreign exchange movements, Assets	0		0		0		0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets							(1)	[3]
Assets, ending balance	56		60		56		60
Trading liabilities [Member]
Liabilities [Abstract]
Liabilities beginning balance	0		0		1		0
Total gains (losses) recognized in net revenue, Liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	2	[2]	0	[2]	2	[2]	0	[2]
Sales/ redemptions, Liabilities	0	[2]	0	[2]	0	[2]	0	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	0		0		0		0
Transfers into Level 3, Liabilities	0	[3]	0	[3]	0	[3]	0	[3]
Transfers out of Level 3, Liabilities	0	[3]	0	[3]	(1)	[3]	0	[3]
Liabilities ending balance	2		0		2		0
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Liabilities beginning balance	0		0		1		0
Total gains (losses) recognized in net revenue, Liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	1	[2]	0	[2]	1	[2]	0	[2]
Sales/ redemptions, Liabilities	0	[2]	0	[2]	0	[2]	0	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	0		0		0		0
Transfers into Level 3, Liabilities	0	[3]			0	[3]	0	[3]
Transfers out of Level 3, Liabilities	0	[3]	0	[3]	(1)	[3]	0	[3]
Liabilities ending balance	1		0		1		0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Liabilities beginning balance	0		0		0		0
Total gains (losses) recognized in net revenue, Liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	0	[2]	0	[2]	0	[2]	0	[2]
Sales/ redemptions, Liabilities			0	[2]			0	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	0		0		0		0
Transfers into Level 3, Liabilities			0	[3]			0	[3]
Transfers out of Level 3, Liabilities
Liabilities ending balance	0		0		0		0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Liabilities beginning balance
Total gains (losses) recognized in net revenue, Liabilities	0	[1]			0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	1	[2]			1	[2]
Sales/ redemptions, Liabilities	0	[2]			0	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	0				0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Liabilities ending balance	1				1
Short-term borrowings [Member]
Liabilities [Abstract]
Liabilities beginning balance	2		1		3		4
Total gains (losses) recognized in net revenue, Liabilities	0	[1]	0	[1]	(1)	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	0	[2]	0	[2]	1	[2]	1	[2]
Sales/ redemptions, Liabilities	0	[2]	0	[2]	(1)	[2]	(3)	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	0	[3]			0	[3]
Transfers out of Level 3, Liabilities	0	[3]	(1)	[3]	(2)	[3]	(2)	[3]
Liabilities ending balance	2		0		2		0
Payables and deposits [Member]
Liabilities [Abstract]
Liabilities beginning balance	0		1		0		1
Total gains (losses) recognized in net revenue, Liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	0	[2]	0	[2]	0	[2]	0	[2]
Sales/ redemptions, Liabilities	0	[2]			0	[2]	0	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities	0	[3]	0	[3]	0	[3]	0	[3]
Liabilities ending balance	0		1		0		1
Long-term borrowings [Member]
Liabilities [Abstract]
Liabilities beginning balance	465		204		394		222
Total gains (losses) recognized in net revenue, Liabilities	(47)	[1]	13	[1]	(53)	[1]	43	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	109	[2]	146	[2]	205	[2]	251	[2]
Sales/ redemptions, Liabilities	(190)	[2]	(112)	[2]	(237)	[2]	(179)	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	4		0		4		1
Transfers into Level 3, Liabilities	10	[3]	2	[3]	32	[3]	4	[3]
Transfers out of Level 3, Liabilities	(6)	[3]	(14)	[3]	(12)	[3]	(43)	[3]
Liabilities ending balance	439		213		439		213
Other liabilities [Member]
Liabilities [Abstract]
Liabilities beginning balance							0
Total gains (losses) recognized in net revenue, Liabilities
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities			0	[2]			0	[2]
Sales/ redemptions, Liabilities							0	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities							0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Liabilities ending balance			¥ 0				¥ 0

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the quarter are excluded from the table.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.